EQUITY - Operations with non-controlling interests (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Effects of changes in ownership interests in subsidiaries
Other changes	R$ (4,306)	R$ (9,590)	R$ (53,606)
Effect of interest changes in subsidiaries	(4,306)	(9,590)	(53,606)
Attributed to parent company's interest
Effects of changes in ownership interests in subsidiaries
Other changes			(33,845)
Effect of interest changes in subsidiaries			(33,845)
Non-controlling interests
Effects of changes in ownership interests in subsidiaries
Other changes	(4,306)	(9,590)	(19,761)
Effect of interest changes in subsidiaries	R$ (4,306)	R$ (9,590)	R$ (19,761)